SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON August 15th, 2005, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15th, 2006.

Report for the Calendar Year or Quarter Ended: __06/30/05____

Check here if Amendment [X]; Amendment Number: ___1__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Fifth Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:


____Vince Saponar_____    	  ___New York, NY__       __02/13/06__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name



List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: __65____

Form 13F Information Table Value Total: $__169,325,624___
                                         (thousands)




List of Other Included Managers: NONE






PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN21
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

AUDIOCODES LTD                ORD  M15342104      341,115    34,283         34,283        0        0        34,283        0        0
ADVANCED ENERGY INDS          NOTE 007973AC4    5,934,266  6017,000       6017,000        0        0      6017,000        0        0
AGERE SYS INC                 NOTE 00845VAA8    3,035,047  3026,000       3026,000        0        0      3026,000        0        0
ALLOY INC                     DBCV 019855AB1    4,680,589  5300,000       5300,000        0        0      5300,000        0        0
AMKOR TECHNOLOGY INC          NOTE 031652AH3      478,500   550,000        550,000        0        0       550,000        0        0
AMKOR TECHNOLOGY INC          NOTE 031652AN0      568,480   608,000        608,000        0        0       608,000        0        0
ANDREW CORP                   NOTE 034425AB4      609,276   540,000        540,000        0        0       540,000        0        0
APRIA HEALTHCARE GROUP INC    NOTE 037933AB4    3,795,222  3502,000       3502,000        0        0      3502,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7    1,105,520  1000,000       1000,000        0        0      1000,000        0        0
CV THERAPEUTICS INC           NOTE 126667AB0      246,250   250,000        250,000        0        0       250,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1      253,244   181,000        181,000        0        0       181,000        0        0
CIENA CORP                    NOTE 171779AA9      882,500  1000,000       1000,000        0        0      1000,000        0        0
COMMSCOPE INC                 COM  203372107    1,308,750    75,000         75,000        0        0        75,000        0        0
COMMUNITY HEALTH SYS INC NEW  NOTE 203668AA6    4,799,980  4155,000       4155,000        0        0      4155,000        0        0
CUBIST PHARMACEUTICALS INC    NOTE 229678AB3      462,760   500,000        500,000        0        0       500,000        0        0
CYTYC CORP                    NOTE 232946AB9    3,427,410  3500,000       3500,000        0        0      3500,000        0        0
DIGITAL RIV INC               COM  25388B104      498,475    15,700         15,700        0        0        15,700        0        0
FEI CO                        NOTE 30241LAB5    2,579,540  2554,000       2554,000        0        0      2554,000        0        0
FAIR ISAAC CORP               NOTE 303250AD6    3,482,774  3422,000       3422,000        0        0      3422,000        0        0
FAIRCHILD SEMICONDUCTOR CORP  NOTE 303727AJ0    2,652,710  2719,000       2719,000        0        0      2719,000        0        0
FINISAR                       NOTE 31787AAF8    2,011,554  2700,000       2700,000        0        0      2700,000        0        0
FISHER SCIENTIFIC INTL INC    NOTE 338032AX3      563,503   543,000        543,000        0        0       543,000        0        0
GOODYEAR TIRE & RUBR CO       COM  382550101    2,102,468   141,200        141,200        0        0       141,200        0        0
HEADWATERS INC                NOTE 42210PAB8    1,926,135  1500,000       1500,000        0        0      1500,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AF5    1,067,000  1100,000       1100,000        0        0      1100,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AH1      339,150   357,000        357,000        0        0       357,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AE6    6,385,492  4609,000       4609,000        0        0      4609,000        0        0
INCYTE CORP                   NOTE 45337CAE2    1,405,105  1625,000       1625,000        0        0      1625,000        0        0
INTERNATIONAL RECTIFIER CORP  NOTE 460254AE5      560,293   571,000        571,000        0        0       571,000        0        0
INVITROGEN CORP               NOTE 46185RAD2    2,960,434  2866,000       2866,000        0        0      2866,000        0        0
INVITROGEN CORP               NOTE 46185RAJ9    1,402,806  1062,000       1062,000        0        0      1062,000        0        0
IVAX CORP                     NOTE 465823AG7      645,000   645,000        645,000        0        0       645,000        0        0
JETBLUE AWYS CORP             COM  477143101    1,788,666    87,252         87,252        0        0        87,252        0        0
K V PHARMACEUTICAL CO         NOTE 482740AC1      480,716   515,000        515,000        0        0       515,000        0        0
KERZNER INTL LTD              NOTE 492520AB7    3,723,352  3310,000       3310,000        0        0      3310,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AL5    1,232,867  1675,000       1675,000        0        0      1675,000        0        0
LSI LOGIC CORP                NOTE 502161AG7    2,873,932  2914,000       2914,000        0        0      2914,000        0        0
LSI LOGIC CORP                NOTE 502161AJ1    1,032,101  1039,000       1039,000        0        0      1039,000        0        0
LTX CORP                      NOTE 502392AE3    7,252,000  7400,000       7400,000        0        0      7400,000        0        0
LINCARE HLDGS INC             DBCV 532791AB6      484,406   480,000        480,000        0        0       480,000        0        0
MCDATA CORP                   NOTE 580031AD4    2,156,128  2600,000       2600,000        0        0      2600,000        0        0
MERCURY INTERACTIVE CORP      COM  589405109      889,488    23,200         23,200        0        0        23,200        0        0
MILLENNIUM CHEMICALS INC      DBCV 599903AB7   18,942,734  9340,000       9340,000        0        0      9340,000        0        0
NAVISTAR FINL CORP            NOTE 638902AM8    7,074,561  7166,000       7166,000        0        0      7166,000        0        0
NORTHWEST AIRLS CORP          CL A 667280101      243,714    53,800         53,800        0        0        53,800        0        0
PSS WORLD MED INC             NOTE 69366AAB6    4,295,880  4500,000       4500,000        0        0      4500,000        0        0
PHARMACEUTICAL RES INC        NOTE 717125AC2    2,258,919  2848,000       2848,000        0        0      2848,000        0        0
PHELPS DODGE CORP             PFD  717265508    3,219,501    16,800         16,800        0        0        16,800        0        0
PROTEIN DESIGN LABS INC       COM  74369L103      943,645    46,692         46,692        0        0        46,692        0        0
QUANTUM CORP                  NOTE 747906AE5      458,272   477,000        477,000        0        0       477,000        0        0
RPM INTL INC                  COM  749685103      980,562    53,700         53,700        0        0        53,700        0        0
           PAGE TOTAL              51          122,842,792
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN21
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

RADISYS CORP                  NOTE 750459AD1    2,744,940  3000,000       3000,000        0        0      3000,000        0        0
ROGERS COMMUNICATIONS INC     DBCV 775109AE1   14,899,357 13160,000      13160,000        0        0     13160,000        0        0
ROPER INDS INC NEW            COM  776696106      979,799    13,740         13,740        0        0        13,740        0        0
SERENA SOFTWARE INC           NOTE 817492AB7    5,902,321  5776,000       5776,000        0        0      5776,000        0        0
SONIC AUTOMOTIVE INC          NOTE 83545GAE2      944,619   975,000        975,000        0        0       975,000        0        0
TERADYNE INC                  SDCV 880770AD4    1,572,000  1600,000       1600,000        0        0      1600,000        0        0
UNIVERSAL HLTH SVCS INC       DBCV 913903AL4    5,651,686  7970,000       7970,000        0        0      7970,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAD6      872,997  1020,000       1020,000        0        0      1020,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6    5,622,750  6300,000       6300,000        0        0      6300,000        0        0
VEECO INSTRS INC DEL          COM  922417100      311,941    19,161         19,161        0        0        19,161        0        0
VISHAY INTERTECHNOLOGY INC    COM  928298108      968,344    81,855         81,855        0        0        81,855        0        0
WMS INDS INC                  NOTE 929297AE9    3,683,852  2040,000       2040,000        0        0      2040,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7    1,801,980  1918,000       1918,000        0        0      1918,000        0        0
WEBMD CORP                    NOTE 94769MAE5      526,246   570,000        570,000        0        0       570,000        0        0
           PAGE TOTAL              14           46,482,832
          GRAND TOTAL              65          169,325,624